AMOUNTS DUE TO RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
AMOUNTS DUE TO RELATED PARTIES

NOTE－10 AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	September 30, 2025	December 31, 2024

Amounts due to related parties (a)	$10,230	$8,568

(a)	The amounts represented temporary advances to the Company related parties (two officers), which were unsecured, interest-free and had no fixed terms of repayments.

NOTE－10 AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	December 31, 2024	December 31, 2023

Amounts due to related parties (a)	$8,568	$9,900

(a)	The amounts represented temporary advances to the Company by related parties (two officers), which were unsecured, interest-free and had no fixed terms of repayments.